Parent company only condensed financial information - Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Total non-current assets	¥ 569,948	¥ 2,709,390
Current assets
Prepayments and other receivables	342,221	905,691
Cash and cash equivalents	1,947,922	1,379,473	¥ 1,907,776	¥ 1,399,370
Total current assets	3,397,304	5,358,968
Total assets	3,967,252	8,068,358
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(149,544)
Reserves	11,041,209	10,989,851	10,953,072	10,512,631
Accumulated losses	(8,333,291)	(7,873,614)
Equity attributable to equity owners of the Company	2,558,452	2,966,771
Non-current liabilities
Trade and other payables	10,670	28,283
Total non-current liabilities	23,616	47,488
Current liabilities
Trade and other paybles	993,842	1,981,288
Total current liabilities	1,439,693	5,073,078
Total liabilities	1,463,309	5,120,566
Total equity and liabilities	3,967,252	8,068,358
Parent company
Non-current assets
Interest in subsidiaries	1,492,100	2,181,554
Total non-current assets	1,492,100	2,181,554
Current assets
Amount due from subsidiaries	1,075,885	803,173
Prepayments and other receivables	1,059	435
Cash and cash equivalents	6,706	3,267	¥ 7,327	¥ 6,454
Total current assets	1,083,650	806,875
Total assets	2,575,750	2,988,429
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(149,544)
Reserves	11,041,209	10,989,851
Accumulated losses	(8,333,291)	(7,873,614)
Equity attributable to equity owners of the Company	2,558,452	2,966,771
Current liabilities
Trade and other paybles	17,298	21,658
Total current liabilities	17,298	21,658
Total liabilities	17,298	21,658
Total equity and liabilities	¥ 2,575,750	¥ 2,988,429